Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,	December 31,
	2025	2024
	$ thousands	$ thousands
Government authorities	8,298	5,355
Deferred charges and prepaid expenses	9,001	4,624
Deposits receivable	4,428	3,436
Advances to suppliers	1,534	1,626
Hedging derivative	1,240	508
Other	1,075	866

	25,576	16,415